4. Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,083,286	$ 1,210,695
Mortgage servicing rights capitalized	110,209	109,297
Mortgage servicing rights amortized	(188,547)	(236,706)
Change in valuation allowance	0	0
Balance at end of year	$ 1,004,948	$ 1,083,286